Report of the directors financial review risk report - Group ECL sensitivity results (Details) - Allowance for ECL - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets	$ 12,800	$ 12,600
Retail
Disclosure of financial assets [line items]
Financial assets	3,100	3,000
Increase (decrease) in financial assets	(100)
Retail | Consensus Central scenario ECL | Maximum
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(100)	(200)
Retail | Consensus Upside scenario ECL | Maximum
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(600)	(600)
Retail | Consensus Downside scenario ECL | Maximum
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	500	400
Retail | Downside 2 scenario ECL | Maximum
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	1,900	1,800
Wholesale
Disclosure of financial assets [line items]
Financial assets	2,700	3,100
Increase (decrease) in financial assets	400
Wholesale | UK
Disclosure of financial assets [line items]
Financial assets	940	769
Wholesale | Consensus Central scenario ECL | UK
Disclosure of financial assets [line items]
Financial assets	811	624
Wholesale | Consensus Central scenario ECL | Maximum
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(300)	(500)
Wholesale | Consensus Upside scenario ECL | UK
Disclosure of financial assets [line items]
Financial assets	587	484
Wholesale | Consensus Upside scenario ECL | Maximum
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(900)	(1,100)
Wholesale | Consensus Downside scenario ECL | UK
Disclosure of financial assets [line items]
Financial assets	1,098	833
Wholesale | Consensus Downside scenario ECL | Maximum
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	800	800
Wholesale | Downside 2 scenario ECL | UK
Disclosure of financial assets [line items]
Financial assets	2,965	2,240
Wholesale | Downside 2 scenario ECL | Maximum
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	$ 5,500	$ 5,500